UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-08397

THE MARSICO INVESTMENT FUND
(Exact name of registrant as specified in charter)

1200 17th Street, Suite 1600
Denver, CO 80202
 (Address of principal executive offices)(zip code)

Christopher J. Marsico
The Marsico Investment Fund
1200 17th Street, Suite 1600
Denver, CO 80202
(Name and address of agent for service)

Copies to:
Sander M. Bieber, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C.  20006

Registrant's telephone number, including area code: (303)454-5600

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

Item 1.  Schedule of Investments

Marsico Focus Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2012
(Unaudited)

	Number		Percent
	of		of Net
	Shares	Value	Assets
COMMON STOCKS
Aerospace & Defense
Precision Castparts Corp.	138,585	$22,795,847	2.23%

Apparel Retail
The TJX Companies, Inc.	671,326	28,820,025	2.82

Automobile Manufacturers
Tesla Motors, Inc.*	469,076	14,677,388	1.43

Biotechnology
Biogen Idec Inc.*	277,588	40,078,155	3.92

Brewers
Anheuser-Busch InBev N.V. ADR	144,606	11,517,868	1.12

Casinos & Gaming
Wynn Resorts Ltd.	218,792	22,693,106	2.22

Communications Equipment
QUALCOMM, Inc.	507,282	28,245,462	2.76

Computer Hardware
Apple, Inc.*	141,660	82,729,440	8.08

Construction & Farm Machinery & Heavy Trucks
Cummins, Inc.	226,004	21,902,048	2.14

Consumer Finance
American Express Company	295,816	17,219,449	1.68

Data Processing & Outsourced Services
Visa, Inc. - Cl. A	287,895	35,592,459	3.48

Diversified Banks
U.S. Bancorp	887,477	28,541,260	2.79
Wells Fargo & Company	1,323,094	44,244,264	4.32
		72,785,524	7.11

Fertilizers & Agricultural Chemicals
Monsanto Company	362,455	30,004,025	2.93

Footwear
NIKE, Inc. - Cl. B	329,283	28,904,462	2.82

General Merchandise Stores
Dollar General Corporation*	929,339	50,546,748	4.94

Health Care Services
Express Scripts Holding Company*	611,532	34,141,832	3.34

Home Improvement Retail
The Home Depot, Inc.	641,217	$33,978,089	3.32%

Integrated Oil & Gas
Occidental Petroleum Corporation	196,945	16,891,973	1.65

Internet Retail
priceline.com, Inc.*	47,486	31,555,397	3.08

Internet Software & Services
Baidu, Inc. Spon. ADR*	234,874	27,005,813	2.64
Facebook, Inc. - Cl. A*	253,086	7,876,036	0.77
		34,881,849	3.41

IT Consulting & Other Services
Accenture plc - Cl. A	363,338	21,832,980	2.13

Oil & Gas Equipment & Services
Halliburton Company	120,682	3,426,162	0.33

Oil & Gas Storage & Transportation
Kinder Morgan, Inc.	940,388	30,299,301	2.96

Packaged Foods & Meats
Mead Johnson Nutrition Company	505,918	40,731,458	3.98

Pharmaceuticals
Abbott Laboratories	49,958	3,220,792	0.32
Allergan, Inc.	392,983	36,378,436	3.55
Bristol-Myers Squibb Company	748,881	26,922,272	2.63
		66,521,500	6.50

Railroads
Union Pacific Corporation	238,467	28,451,498	2.78

Restaurants
Chipotle Mexican Grill, Inc.*	55,490	21,083,426	2.06
McDonald's Corporation	282,210	24,984,051	2.44
Starbucks Corporation	580,095	30,930,665	3.02
		76,998,142	7.52

Systems Software
VMware, Inc. - Cl. A*	198,129	18,037,664	1.76

TOTAL COMMON STOCKS (Cost $706,789,356)		946,259,851	92.44

SHORT-TERM INVESTMENTS
State Street Institutional U.S. Government Money Market Fund, 0.030%	19,658,231	19,658,231	1.92

TOTAL SHORT-TERM INVESTMENTS (Cost $19,658,231)		19,658,231	1.92

TOTAL INVESTMENTS (Cost $726,447,587)	$965,918,082	94.36%

Cash and Other Assets, Less Liabilities	57,702,992	5.64

NET ASSETS	$1,023,621,074	100.00%

* Non-income producing.

See notes to schedules of investments.

Marsico Growth Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2012
(Unaudited)

	Number		Percent
	of		of Net
	Shares	Value	Assets
COMMON STOCKS
Aerospace & Defense
Precision Castparts Corp.	78,258	$12,872,658	1.78%

Apparel Retail
Limited Brands, Inc.	246,681	10,491,343	1.45
The TJX Companies, Inc.	851,153	36,539,998	5.07
		47,031,341	6.52

Apparel, Accessories & Luxury Goods
Coach, Inc.	121,141	7,084,326	0.98
Compagnie Financière Richemont SA ADR	709,482	3,838,297	0.53
lululemon athletica, inc.*	118,740	7,080,466	0.98
		18,003,089	2.49

Automotive Retail
AutoZone, Inc.*	20,214	7,421,974	1.03
O'Reilly Automotive, Inc.*	117,475	9,840,881	1.36
		17,262,855	2.39

Biotechnology
Biogen Idec Inc.*	159,894	23,085,496	3.20

Brewers
Anheuser-Busch InBev N.V. ADR	102,375	8,154,169	1.13

Casinos & Gaming
Wynn Resorts Ltd.	153,826	15,954,833	2.21

Communications Equipment
QUALCOMM, Inc.	235,522	13,113,865	1.82

Computer Hardware
Apple, Inc.*	100,247	58,544,248	8.11

Computer Storage & Peripherals
EMC Corporation*	183,023	4,690,879	0.65

Construction & Farm Machinery & Heavy Trucks
Cummins, Inc.	79,470	7,701,438	1.07

Data Processing & Outsourced Services
Visa, Inc. - Cl. A	158,093	19,545,038	2.71

Diversified Banks
U.S. Bancorp	605,536	19,474,038	2.70

Wells Fargo & Company	630,690	$21,090,273	2.92%
		40,564,311	5.62

Fertilizers & Agricultural Chemicals
Monsanto Company	219,891	18,202,577	2.52

Footwear
NIKE, Inc. - Cl. B	208,752	18,324,251	2.54

General Merchandise Stores
Dollar General Corporation*	65,900	3,584,301	0.49
Dollar Tree, Inc.*	82,834	4,456,469	0.62
		8,040,770	1.11

Health Care Services
Express Scripts Holding Company*	380,761	21,257,887	2.95

Home Improvement Retail
The Home Depot, Inc.	347,779	18,428,809	2.55

Hypermarkets & Super Centers
Wal-Mart Stores, Inc.	52,715	3,675,290	0.51

Industrial Conglomerates
Danaher Corporation	140,952	7,340,780	1.02

Industrial Gases
Praxair, Inc.	134,391	14,612,333	2.02

Integrated Oil & Gas
Occidental Petroleum Corporation	144,807	12,420,096	1.72

Internet Retail
Amazon.com, Inc.*	43,975	10,041,691	1.39
priceline.com, Inc.*	33,385	22,185,000	3.08
		32,226,691	4.47

Internet Software & Services
Baidu, Inc. Spon. ADR*	152,573	17,542,844	2.43
Facebook, Inc. - Cl. A*	179,678	5,591,579	0.78
LinkedIn Corporation - Cl. A*	61,060	6,488,846	0.90
		29,623,269	4.11

IT Consulting & Other Services
Accenture plc - Cl. A	253,028	15,204,453	2.11

Oil & Gas Equipment & Services
Halliburton Company	296,504	8,417,748	1.17
National Oilwell Varco, Inc.	194,222	12,515,666	1.73
		20,933,414	2.90

Packaged Foods & Meats
Mead Johnson Nutrition Company	197,909	15,933,654	2.21

Personal Products
The Estee Lauder Companies, Inc. - Cl. A	156,208	8,453,977	1.17

Pharmaceuticals
Abbott Laboratories	35,124	2,264,445	0.31

Allergan, Inc.	118,851	$11,002,037	1.53%
Bristol-Myers Squibb Company	316,775	11,388,061	1.58
		24,654,543	3.42

Railroads
Union Pacific Corporation	124,932	14,905,637	2.07

Restaurants
McDonald's Corporation	192,294	17,023,788	2.36
Starbucks Corporation	383,327	20,438,996	2.83
YUM! Brands, Inc.	273,656	17,628,919	2.45
		55,091,703	7.64

Systems Software
Check Point Software Technologies Ltd.*	189,902	9,417,240	1.31
VMware, Inc. - Cl. A*	50,985	4,641,675	0.64
		14,058,915	1.95

Trading Companies & Distributors
W.W. Grainger, Inc.	46,632	8,917,904	1.24

TOTAL COMMON STOCKS (Cost $465,741,627)		648,831,173	89.93

PREFERRED STOCKS
Diversified Banks
Wells Fargo & Company, Series J Pref., 8.000%	337,000	10,177,400	1.41

TOTAL PREFERRED STOCKS (Cost $5,954,707)		10,177,400	1.41

UNITS
Marine Ports & Services
Hutchison Port Holdings Trust - Cl. U	11,140,000	7,962,972	1.10

TOTAL UNITS (Cost $11,195,875)		7,962,972	1.10

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	42,134,443	42,134,443	5.84

TOTAL SHORT-TERM INVESTMENTS (Cost $42,134,443)		42,134,443	5.84

TOTAL INVESTMENTS (Cost $525,026,652)		709,105,988	98.28

Cash and Other Assets, Less Liabilities		12,387,714	1.72

NET ASSETS		$721,493,702	100.00%

* Non-income producing.

See notes to schedules of investments.

Marsico 21st Century Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2012
(Unaudited)

	Number		Percent
	of		of Net
	Shares	Value	Assets
COMMON STOCKS
Aerospace & Defense
Precision Castparts Corp.	46,135	$7,588,746	1.99%
TransDigm, Inc.*	26,228	3,522,421	0.92
		11,111,167	2.91

Apparel Retail
Limited Brands, Inc.	91,353	3,885,243	1.02
Ross Stores, Inc.	247,399	15,455,016	4.04
		19,340,259	5.06

Apparel, Accessories & Luxury Goods
Ralph Lauren Corporation	54,792	7,674,168	2.01

Application Software
ANSYS, Inc.*	101,105	6,380,737	1.67

Auto Parts & Equipment
BorgWarner, Inc.*	29,356	1,925,460	0.50

Automobile Manufacturers
Tesla Motors, Inc.*	104,835	3,280,287	0.86

Automotive Retail
CarMax, Inc.*	79,218	2,054,915	0.54
O'Reilly Automotive, Inc.*	53,352	4,469,297	1.17
		6,524,212	1.71

Biotechnology
Biogen Idec Inc.*	103,048	14,878,070	3.89
Seattle Genetics, Inc.*	110,848	2,814,431	0.74
		17,692,501	4.63

Casinos & Gaming
Wynn Resorts Ltd.	80,962	8,397,379	2.20

Computer Hardware
Apple, Inc.*	47,108	27,511,072	7.20

Computer Storage & Peripherals
Fusion-io, Inc.*	55,460	1,158,559	0.30

Construction & Farm Machinery & Heavy Trucks
Cummins, Inc.	21,073	2,042,184	0.54

Consumer Finance
Capital One Financial Corporation	191,004	10,440,279	2.73

Data Processing & Outsourced Services
MasterCard, Inc. - Cl. A	14,200	$6,107,562	1.60%

Electrical Components & Equipment
Sensata Technologies Holding N.V.*	140,385	3,759,510	0.98

Fertilizers & Agricultural Chemicals
Monsanto Company	105,724	8,751,833	2.29

General Merchandise Stores
Dollar Tree, Inc.*	139,088	7,482,934	1.96

Health Care Equipment
Intuitive Surgical, Inc.*	22,651	12,543,897	3.28
Varian Medical Systems, Inc.*	68,586	4,167,971	1.09
		16,711,868	4.37

Industrial Machinery
Stanley Black & Decker, Inc.	59,734	3,844,480	1.01

Integrated Oil & Gas
Occidental Petroleum Corporation	66,392	5,694,442	1.49

Internet Retail
Amazon.com, Inc.*	24,679	5,635,449	1.47
priceline.com, Inc.*	15,161	10,074,788	2.64
		15,710,237	4.11

Internet Software & Services
Bankrate, Inc.*	313,138	5,758,608	1.51
Facebook, Inc. - Cl. A*	97,300	3,027,976	0.79
Google, Inc. - Cl. A*	11,253	6,527,527	1.71
LinkedIn Corporation - Cl. A*	23,425	2,489,375	0.65
		17,803,486	4.66

IT Consulting & Other Services
Accenture plc - Cl. A	181,897	10,930,191	2.86

Movies & Entertainment
Viacom, Inc. - Cl. B	173,551	8,160,368	2.14

Oil & Gas Equipment & Services
Halliburton Company	291,380	8,272,278	2.16
National Oilwell Varco, Inc.	125,478	8,085,802	2.12
		16,358,080	4.28

Oil & Gas Storage & Transportation
Kinder Morgan, Inc.	91,819	2,958,408	0.77

Pharmaceuticals
Abbott Laboratories	112,411	7,247,137	1.90

Railroads
CSX Corporation	547,774	12,248,227	3.21

Regional Banks
City National Corporation	174,726	8,488,189	2.22
Columbia Banking System, Inc.	201,713	3,796,239	0.99

The PNC Financial Services Group, Inc.	186,191	$11,378,132	2.98%
		23,662,560	6.19

Research & Consulting Services
Nielsen Holdings N.V.*	160,140	4,198,871	1.10

Restaurants
Chipotle Mexican Grill, Inc.*	11,373	4,321,171	1.13
YUM! Brands, Inc.	126,440	8,145,265	2.13
		12,466,436	3.26

Soft Drinks
Monster Beverage Corporation*	73,080	5,203,296	1.36

Specialty Chemicals
LyondellBasell Industries N.V. - Cl. A	128,845	5,188,588	1.36

Specialty Stores
Ulta Salon, Cosmetics & Fragrance, Inc.	68,975	6,440,885	1.69

Systems Software
Check Point Software Technologies Ltd.*	72,664	3,603,408	0.94
Red Hat, Inc.*	85,662	4,838,190	1.27
VMware, Inc. - Cl. A*	69,008	6,282,488	1.64
		14,724,086	3.85

Trading Companies & Distributors
W.W. Grainger, Inc.	12,686	2,426,071	0.64

TOTAL COMMON STOCKS (Cost $258,273,174)		341,557,820	89.40

WARRANTS
Oil & Gas Storage & Transportation
Kinder Morgan, Inc., Strike Price: $40.00, Expiration Date: May 25, 2017*	140,349	303,154	0.08
TOTAL WARRANTS (Cost $284,161)		303,154	0.08

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	17,340,967	17,340,967	4.54

TOTAL SHORT-TERM INVESTMENTS (Cost $17,340,967)		17,340,967	4.54

TOTAL INVESTMENTS (Cost $275,898,302)		359,201,941	94.02

Cash and Other Assets, Less Liabilities		22,855,376	5.98

NET ASSETS		$382,057,317	100.00%

* Non-income producing.

See notes to schedules of investments.

Marsico International Opportunities Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2012
(Unaudited)

	Number		Percent
	of		of Net
	Shares	Value	Assets
COMMON STOCKS
Aerospace & Defense
Rolls-Royce Group PLC*	114,744	$1,546,491	1.17%

Alternative Carriers
Ziggo N.V.*	58,306	1,858,305	1.41

Apparel Retail
Belle International Holdings Ltd.	625,000	1,072,356	0.81
Industria de Diseno Textile S.A. (Inditex)	20,089	2,076,503	1.58
		3,148,859	2.39

Apparel, Accessories & Luxury Goods
Adidas A.G.	31,778	2,277,780	1.73
Swatch Group AG	5,046	1,994,388	1.51
		4,272,168	3.24

Asset Management & Custody Banks
Julius Baer Group Ltd.*	80,634	2,923,519	2.21

Automobile Manufacturers
Bayerische Motoren Werke AG	32,435	2,347,251	1.78
Honda Motor Co., Ltd.	106,300	3,709,395	2.81
		6,056,646	4.59

Brewers
Anheuser-Busch InBev N.V.	45,102	3,555,896	2.69

Cable & Satellite
British Sky Broadcasting Group PLC	286,399	3,122,291	2.36
Kabel Deutschland Holding AG*	44,219	2,755,718	2.09
		5,878,009	4.45

Casinos & Gaming
Wynn Resorts Ltd.	26,163	2,713,626	2.06

Department Stores
Next PLC	27,205	1,366,021	1.03

Distillers & Vintners
Pernod-Ricard S.A.	19,638	2,099,932	1.59

Diversified Banks
Standard Chartered PLC	158,561	3,444,417	2.61

Diversified Metals & Mining
Xstrata PLC	111,551	1,402,576	1.06

Diversified Real Estate Activities
Hang Lung Properties Ltd.	707,000	$2,418,377	1.83%
Sumitomo Realty & Development Co., Ltd.	63,000	1,549,571	1.18
		3,967,948	3.01

Electrical Components & Equipment
Schneider Electric S.A.	25,043	1,391,982	1.05
Sensata Technologies Holding N.V.*	48,174	1,290,100	0.98
		2,682,082	2.03

Electronic Components
HOYA CORPORATION	66,000	1,453,981	1.10

Health Care Equipment
Elekta AB - B Shares	21,917	1,001,513	0.76

Hotels, Resorts & Cruise Lines
InterContinental Hotels Group PLC	56,231	1,353,734	1.03

Hypermarkets & Super Centers
Wal-Mart de Mexico S.A.B. de C.V.	526,600	1,408,904	1.07

Industrial Machinery
FANUC Corporation	16,600	2,728,725	2.07

Integrated Telecommunication Services
China Unicom Hong Kong Ltd.	2,314,000	2,903,847	2.20

Internet Retail
Rakuten, Inc.	257,100	2,658,070	2.01

Internet Software & Services
Baidu, Inc. Spon. ADR*	30,292	3,482,974	2.64
MercadoLibre, Inc.	27,378	2,075,253	1.57
Yandex N.V. - Cl. A*	77,907	1,484,128	1.13
		7,042,355	5.34

IT Consulting & Other Services
Accenture plc - Cl. A	42,899	2,577,801	1.95

Life & Health Insurance
AIA Group Ltd.	576,200	1,990,228	1.51

Movies & Entertainment
Imax Corporation*	38,470	924,434	0.70

Office Electronics
Canon, Inc.	66,400	2,650,058	2.01

Oil & Gas Exploration & Production
CNOOC Ltd.	673,800	1,358,461	1.03
Pacific Rubiales Energy Corp.	42,923	908,968	0.69
Tullow Oil PLC	112,319	2,595,981	1.96
		4,863,410	3.68

Packaged Foods & Meats
Nestlé S.A.	61,179	3,651,032	2.77

Pharmaceuticals
Novo Nordisk A/S - B Shares	19,959	$2,894,789	2.19%
Perrigo Company	20,817	2,454,949	1.86
Roche Holding AG	21,089	3,642,764	2.76
Shire PLC	101,785	2,928,344	2.22
		11,920,846	9.03

Railroads
Canadian National Railway Company	30,049	2,535,535	1.92

Real Estate Operating Companies
BR Malls Participacoes S.A.	170,100	1,947,872	1.48

Restaurants
Whitbread PLC	76,868	2,444,025	1.85

Retail REITs
Unibail-Rodamco S.E.	8,048	1,482,523	1.12

Semiconductor Equipment
ASML Holding N.V.	45,548	2,339,165	1.77

Semiconductors
ARM Holdings PLC	244,152	1,934,323	1.47
Samsung Electronics Co., Ltd.	3,264	3,456,532	2.62
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	195,066	2,723,121	2.06
		8,113,976	6.15

Specialty Chemicals
LyondellBasell Industries N.V. - Cl. A	79,837	3,215,036	2.44

Systems Software
Check Point Software Technologies Ltd.*	52,609	2,608,880	1.98

Trading Companies & Distributors
Marubeni Corporation	210,000	1,399,208	1.06

Wireless Telecommunication Services
Millicom International Cellular S.A.	36,811	3,474,070	2.63

TOTAL COMMON STOCKS (Cost $111,270,233)		125,605,723	95.17

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	4,983,673	4,983,673	3.78

TOTAL SHORT-TERM INVESTMENTS (Cost $4,983,673)		4,983,673	3.78

TOTAL INVESTMENTS (Cost $116,253,906)		130,589,396	98.95

Cash and Other Assets, Less Liabilities		1,391,949	1.05

NET ASSETS		$131,981,345	100.00%

* Non-income producing.

See notes to schedules of investments.

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
	Market	Investment
Country	Value	Securities
Argentina	$2,075,253	1.59%
Belgium	3,555,896	2.72
Brazil	1,947,872	1.49
Canada	3,459,969	2.65
China/Hong Kong	13,226,243	10.13
Colombia	908,968	0.70
Denmark	2,894,789	2.22
France	4,974,437	3.81
Germany	7,380,749	5.65
Ireland	5,506,145	4.21
Israel	2,608,880	2.00
Japan	16,149,008	12.37
Luxembourg	3,474,070	2.66
Mexico	1,408,904	1.08
Netherlands	8,702,606	6.66
Russia	1,484,128	1.14
South Korea	3,456,532	2.65
Spain	2,076,503	1.59
Sweden	1,001,513	0.77
Switzerland	13,614,279	10.42
Taiwan	2,723,121	2.08
United Kingdom	17,807,283	13.64
United States(1)	10,152,248	7.77
	$130,589,396	100.00%

(1) Includes short-term securities.

Marsico Flexible Capital Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2012
(Unaudited)

	Number		Percent
	of		of Net
	Shares	Value	Assets
COMMON STOCKS
Aerospace & Defense
TransDigm, Inc.*	62,949	$8,454,051	1.59%

Alternative Carriers
Ziggo N.V.*	87,309	2,782,677	0.53

Apparel Retail
The TJX Companies, Inc.	386,629	16,597,983	3.13

Application Software
SolarWinds, Inc.*	280,907	12,236,309	2.31

Automobile Manufacturers
Tesla Motors, Inc.*	117,221	3,667,845	0.69

Automotive Retail
AutoZone, Inc.*	44,401	16,302,715	3.08

Cable & Satellite
British Sky Broadcasting Group PLC	491,426	5,357,474	1.01
Liberty Global, Inc. - Cl. A*	27,396	1,359,663	0.26
		6,717,137	1.27

Catalog Retail
Liberty Interactive Corporation - Cl. A*	617,732	10,989,452	2.07

Communications Equipment
QUALCOMM, Inc.	172,966	9,630,747	1.82

Computer Hardware
Apple, Inc.*	67,148	39,214,432	7.40

Consumer Finance
Capital One Financial Corporation	259,133	14,164,210	2.67

Data Processing & Outsourced Services
VeriFone Systems, Inc.*	241,136	7,979,190	1.50
Visa, Inc. - Cl. A	68,850	8,511,926	1.61
		16,491,116	3.11

Diversified Banks
U.S. Bancorp	463,391	14,902,655	2.81

Diversified Real Estate Activities
Hang Lung Properties Ltd.	2,477,000	8,472,871	1.60

Drug Retail
Raia Drogasil S.A.	391,800	3,950,187	0.75

Electrical Components & Equipment
Sensata Technologies Holding N.V.*	249,102	$6,670,952	1.26%

Footwear
Deckers Outdoor Corporation*	50,870	2,238,789	0.42
NIKE, Inc. - Cl. B	117,813	10,341,625	1.95
		12,580,414	2.37

Health Care Equipment
Varian Medical Systems, Inc.*	166,481	10,117,050	1.91

Health Care Services
Express Scripts Holding Company*	355,877	19,868,613	3.75

Home Improvement Retail
Lowe's Companies, Inc.	655,944	18,655,047	3.52

Industrial Machinery
Stanley Black & Decker, Inc.	241,737	15,558,193	2.93

Internet Retail
Amazon.com, Inc.*	18,634	4,255,074	0.80

Internet Software & Services
Bankrate, Inc.*	274,653	5,050,869	0.95
Google, Inc. - Cl. A*	8,568	4,970,040	0.94
Youku.com, Inc. Spon. ADR*	85,140	1,845,835	0.35
		11,866,744	2.24

Investment Banking & Brokerage
Greenhill & Co., Inc.	148,800	5,304,720	1.00
The Goldman Sachs Group, Inc.	64,339	6,167,537	1.16
		11,472,257	2.16

IT Consulting & Other Services
Accenture plc - Cl. A	186,169	11,186,895	2.11

Life & Health Insurance
AIA Group Ltd.	3,198,800	11,048,838	2.08

Managed Health Care
Odontoprev S.A.	859,500	4,364,899	0.82

Movies & Entertainment
Viacom, Inc. - Cl. B	267,520	12,578,790	2.37

Oil & Gas Equipment & Services
Halliburton Company	313,523	8,900,918	1.68

Oil & Gas Exploration & Production
Chesapeake Energy Corporation	424,152	7,889,227	1.49
Concho Resources, Inc.*	61,219	5,210,961	0.98
		13,100,188	2.47

Oil & Gas Storage & Transportation
Kinder Morgan, Inc.	416,519	13,420,242	2.53

Packaged Foods & Meats
Danone S.A.	127,876	7,947,052	1.50

Pharmaceuticals
Abbott Laboratories	174,147	$11,227,257	2.12%

Property & Casualty Insurance
The Progressive Corporation	234,345	4,881,406	0.92

Real Estate Operating Companies
Global Logistic Properties Ltd.*	3,060,000	5,094,166	0.96

Specialty Chemicals
LyondellBasell Industries N.V. - Cl. A	201,883	8,129,828	1.53

Systems Software
Proofpoint, Inc.*	222,447	3,770,477	0.71

Trading Companies & Distributors
W.W. Grainger, Inc.	84,736	16,204,913	3.06

TOTAL COMMON STOCKS (Cost $379,979,190)		427,474,600	80.63

			Percent
	Par		of Net
	Value	Value	Assets
CORPORATE BONDS
Aerospace & Defense
TransDigm, Inc., 7.750%, 12/15/18	$4,141,000	4,544,747	0.86

Diversified Support Services
Aramark Corporation, 8.500%, 2/1/15	4,109,000	4,206,630	0.79

Real Estate Services
CB Richard Ellis Services, Inc., 11.625%, 6/15/17	5,613,000	6,370,755	1.20

Research & Consulting Services
Nielsen Finance Co., 7.750%, 10/15/18	1,395,000	1,544,963	0.29

Wireless Telecommunication Services
Crown Castle International Corp., 7.125%, 11/1/19	7,193,000	7,714,492	1.46

TOTAL CORPORATE BONDS (Cost $23,390,783)		24,381,587	4.60

	Number		Percent
	of		of Net
	Shares	Value	Assets
PREFERRED STOCKS
Thrifts & Mortgage Finance
First Niagara Financial Group, Inc., 8.625%	212,799	5,830,693	1.10

TOTAL PREFERRED STOCKS (Cost $5,319,975)		5,830,693	1.10

WARRANTS
Oil & Gas Storage & Transportation
Kinder Morgan, Inc., Strike Price: $40.00, Expiration Date: May 25, 2017*	277,141	598,625	0.11

TOTAL WARRANTS (Cost $527,954)		598,625	0.11

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	87,375,625	$87,375,625	16.48%

TOTAL SHORT-TERM INVESTMENTS (Cost $87,375,625)		87,375,625	16.48

TOTAL INVESTMENTS (Cost $496,593,527)		545,661,130	102.92

Liabilities, Less Cash and Other Assets		(15,458,338)	(2.92)

NET ASSETS		$530,202,792	100.00%

* Non-income producing.

See notes to schedules of investments.

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
	Market	Investment
Country	Value	Securities
Brazil	$8,315,086	1.52%
China/Hong Kong	21,367,544	3.92
France	7,947,052	1.46
Ireland	11,186,895	2.05
Netherlands	17,583,457	3.22
Singapore	5,094,166	0.93
United Kingdom	5,357,474	0.98
United States(1)	468,809,456	85.92
	$545,661,130	100.00%

(1) Includes short-term securities.

Marsico Global Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2012
(Unaudited)

	Number		Percent
	of		of Net
	Shares	Value	Assets
COMMON STOCKS
Aerospace & Defense
Precision Castparts Corp.	8,901	$1,464,125	2.78%

Apparel Retail
Industria de Diseno Textile S.A. (Inditex)	14,510	1,499,829	2.85
The TJX Companies, Inc.	38,736	1,662,936	3.17
		3,162,765	6.02

Apparel, Accessories & Luxury Goods
Compagnie Financière Richemont SA	13,812	758,414	1.44
lululemon athletica, inc.*	16,358	975,427	1.86
Prada S.p.A.	277,200	1,885,026	3.58
		3,618,867	6.88

Automobile Manufacturers
Tesla Motors, Inc.*	13,318	416,720	0.79

Brewers
Anheuser-Busch InBev N.V.	25,499	2,010,372	3.82

Casinos & Gaming
Wynn Macau Ltd.	758,675	1,794,222	3.41

Computer Hardware
Apple, Inc.*	6,860	4,006,240	7.62

Construction & Farm Machinery & Heavy Trucks
Cummins, Inc.	7,721	748,242	1.42

Diversified Banks
Wells Fargo & Company	46,252	1,546,667	2.94

Diversified Real Estate Activities
Hang Lung Properties Ltd.	288,000	985,138	1.87

Electrical Components & Equipment
Sensata Technologies Holding N.V.*	39,721	1,063,728	2.02

Health Care Equipment
Intuitive Surgical, Inc.*	3,969	2,197,992	4.18

Home Improvement Retail
The Home Depot, Inc.	30,523	1,617,414	3.08

Hotels, Resorts & Cruise Lines
Starwood Hotels & Resorts Worldwide, Inc.	7,642	405,332	0.77

Hypermarkets & Super Centers
PriceSmart, Inc.	7,301	$492,891	0.94%

Integrated Oil & Gas
Occidental Petroleum Corporation	13,939	1,195,548	2.27
Royal Dutch Shell PLC - A Shares	47,125	1,590,500	3.03
		2,786,048	5.30

Internet Retail
priceline.com, Inc.*	2,450	1,628,074	3.10

Internet Software & Services
Baidu, Inc. Spon. ADR*	8,649	994,462	1.89
Facebook, Inc. - Cl. A*	12,699	395,193	0.75
MercadoLibre, Inc.	10,882	824,855	1.57
		2,214,510	4.21

IT Consulting & Other Services
Accenture plc - Cl. A	25,795	1,550,022	2.95

Oil & Gas Equipment & Services
Halliburton Company	21,068	598,121	1.14

Other Diversified Financial Services
Citigroup, Inc.	24,828	680,535	1.29

Packaged Foods & Meats
Danone S.A.	25,132	1,561,867	2.97
Mead Johnson Nutrition Company	19,569	1,575,500	3.00
Nestlé S.A.	23,969	1,430,419	2.72
		4,567,786	8.69

Pharmaceuticals
Perrigo Company	8,069	951,577	1.81
Roche Holding AG	9,327	1,611,080	3.06
		2,562,657	4.87

Real Estate Operating Companies
BR Malls Participacoes S.A.	134,100	1,535,624	2.92

Restaurants
Chipotle Mexican Grill, Inc.*	1,706	648,195	1.23
Starbucks Corporation	34,311	1,829,462	3.48
		2,477,657	4.71

Trading Companies & Distributors
W.W. Grainger, Inc.	5,642	1,078,976	2.05

TOTAL COMMON STOCKS (Cost $34,504,493)		47,210,725	89.77

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	3,402,911	$3,402,911	6.47%

TOTAL SHORT-TERM INVESTMENTS (Cost $3,402,911)		3,402,911	6.47

TOTAL INVESTMENTS (Cost $37,907,404)		50,613,636	96.24

Cash and Other Assets, Less Liabilities		1,975,956	3.76

NET ASSETS		$52,589,592	100.00%

* Non-income producing.

See notes to schedules of investments.

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
	Market	Investment
Country	Value	Securities
Argentina	$824,855	1.63%
Belgium	2,010,372	3.97
Brazil	1,535,624	3.03
Canada	975,427	1.93
China/Hong Kong	3,773,822	7.46
France	1,561,867	3.09
Ireland	1,550,022	3.06
Italy	1,885,026	3.72
Netherlands	2,654,228	5.25
Spain	1,499,829	2.96
Switzerland	3,799,913	7.51
United States(1)	28,542,651	56.39
	$50,613,636	100.00%

(1) Includes short-term securities.

Marsico Emerging Markets Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2012
(Unaudited)

	Number		Percent
	of		of Net
	Shares	Value	Assets
COMMON STOCKS
Apparel Retail
Mr Price Group Ltd.	7,504	$102,881	2.12%

Asset Management & Custody Banks
CETIP S.A. - Balcao Organizado de Ativos e Derivativos	11,300	141,215	2.91

Automobile Manufacturers
Hyundai Motor Company	476	97,720	2.01

Broadcasting
Media Nusantara Citra Tbk PT	418,000	89,065	1.84
Television Broadcasts Ltd.	15,000	104,955	2.16
		194,020	4.00

Cable & Satellite
Naspers Ltd. - Cl. N	2,575	137,537	2.83

Casinos & Gaming
Wynn Macau Ltd.	64,800	153,248	3.16

Computer Hardware
Apple, Inc.*	184	107,456	2.21

Data Processing & Outsourced Services
Cielo S.A.	3,400	100,011	2.06

Department Stores
Golden Eagle Retail Group Ltd.	41,000	84,402	1.74
S.A.C.I. Falabella	15,595	142,481	2.94
		226,883	4.68

Diversified Banks
Credicorp Ltd.	801	100,838	2.08
Grupo Financiero Banorte, S.A.B. de C.V. - Cl. O	18,800	97,159	2.00
PT Bank Rakyat Indonesia Persero Tbk	160,000	109,584	2.26
Sberbank of Russia Spon. ADR	7,856	85,002	1.75
		392,583	8.09

Diversified Real Estate Activities
Hang Lung Properties Ltd.	29,000	99,198	2.04

Drug Retail
Brazil Pharma S.A.	20,000	107,045	2.21

Education Services
New Oriental Education & Technology Group, Inc. Spon. ADR*	5,160	126,420	2.61

Food Retail
Eurocash S.A.	7,957	$98,239	2.02%
Magnit OJSC Spon. GDR - 144A	3,705	111,446	2.30
		209,685	4.32

Health Care Facilities
Life Healthcare Group Holdings Ltd.	27,365	104,363	2.15

Hotels, Resorts & Cruise Lines
Shangri-La Asia Ltd.	24,833	47,441	0.98

Hypermarkets & Super Centers
Puregold Price Club, Inc.	184,700	119,227	2.46
Wal-Mart de Mexico S.A.B. de C.V.	55,700	149,024	3.07
		268,251	5.53

Industrial Machinery
Airtac International Group	19,000	109,452	2.26

Internet Retail
MakeMyTrip Ltd.*	2,827	46,448	0.96

Internet Software & Services
21Vianet Group, Inc. ADR*	8,223	94,153	1.94
Baidu, Inc. Spon. ADR*	1,269	145,910	3.01
MercadoLibre, Inc.	1,260	95,508	1.97
PChome Online, Inc.	9,000	51,022	1.05
Yandex N.V. - Cl. A*	7,560	144,018	2.97
Youku.com, Inc. Spon. ADR*	1,972	42,753	0.88
		573,364	11.82

Life & Health Insurance
AIA Group Ltd.	28,600	98,786	2.04

Managed Health Care
Odontoprev S.A.	17,700	89,888	1.85

Packaged Foods & Meats
Biostime International Holdings Ltd.	38,500	100,423	2.07
Universal Robina Corporation	67,000	100,451	2.07
		200,874	4.14

Pharmaceuticals
Celltrion, Inc.	3,545	94,773	1.95

Real Estate Operating Companies
BR Malls Participacoes S.A.	12,800	146,577	3.02
Global Logistic Properties Limited*	87,000	144,834	2.99
		291,411	6.01

Semiconductors
Samsung Electronics Co., Ltd.	189	200,148	4.13
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	7,178	100,205	2.06
		300,353	6.19

Systems Software
Totvs S.A.	5,065	$97,593	2.01%

Wireless Telecommunication Services
Millicom International Cellular S.A.	1,037	97,868	2.02

TOTAL COMMON STOCKS (Cost $4,425,816)		4,616,767	95.16

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	208,380	208,380	4.30

TOTAL SHORT-TERM INVESTMENTS (Cost $208,380)		208,380	4.30

TOTAL INVESTMENTS (Cost $4,634,196)		4,825,147	99.46

Cash and Other Assets, Less Liabilities		26,193	0.54

NET ASSETS		$4,851,340	100.00%

* Non-income producing.

See notes to schedules of investments.

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
	Market	Investment
Country	Value	Securities
Argentina	$95,508	1.98%
Brazil	682,329	14.14
Chile	142,481	2.95
China/Hong Kong	1,207,141	25.02
India	46,448	0.96
Indonesia	198,649	4.12
Luxembourg	97,868	2.03
Mexico	246,183	5.10
Peru	100,838	2.09
Philippines	219,678	4.55
Poland	98,239	2.04
Russia	340,466	7.06
Singapore	144,834	3.00
South Africa	344,781	7.14
South Korea	392,641	8.14
Taiwan	151,227	3.13
United States(1)	315,836	6.55
	$4,825,147	100.00%

(1)  Includes short-term securities which comprises 4.32% of investment securities.

Notes to Schedules of Investments

Investment Valuation — A security traded on a recognized stock exchange is generally valued at the last sale price prior to the closing of the principal exchange on which the security is traded. Securities traded on NASDAQ generally will be valued at the NASDAQ Official Closing Price. If no sale price is reported on the valuation date, the most current bid price will generally be used, with the exception of short option positions which will generally utilize the most current ask price. Other securities for which over-the-counter market quotations are readily available are generally valued at the last sale price. Debt securities that will mature in more than 60 days are generally valued at their bid prices furnished by a pricing service approved by the Funds’ Board of Trustees and subject to review and determination of the appropriate price by the Adviser. Debt securities that will mature in 60 days or less are valued at amortized cost, if it approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser in accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees. The Funds may use pricing services to assist in determining market value. The Board of Trustees has authorized the use of a pricing service to assist the Funds in valuing certain equity securities listed or traded on foreign security exchanges in the Funds’ portfolios in certain circumstances where there is a significant change in the value of related US-traded securities, as represented by, for example, the S&P 500 Index.

“Fair Value Measurements and Disclosures” (the “Fair Value Statement”) defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. Under the Fair Value Statement, various inputs are used in determining the value of the Funds’ investments.

▪	Level 1 – quoted prices in active markets for identical securities
▪	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services)
▪	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers between the levels during the reporting period. The Funds recognize transfers between the levels as of the beginning and end of the reporting period. In accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees, certain equity securities listed or traded on foreign security exchanges in the Funds’ portfolios had a fair valuation adjustment factor applied to their equity prices as of the applicable beginning of the fiscal year and at the end of the reporting period and were categorized as Level 2. The following is a summary of the fair values of the Funds’ investments in each category and economic sector as of June 30, 2012:

Fund Investmnents by
Major Security Type	Level 1	Level 2	Level 3	Total
Marsico Focus Fund
Assets
Common Stocks
Consumer Discretionary	$288,173,357	$-	$-	$288,173,357
Consumer Staples	52,249,326	-	-	52,249,326
Energy	50,617,436	-	-	50,617,436
Financials	90,004,973	-	-	90,004,973
Health Care	140,741,487	-	-	140,741,487
Industrials	73,149,393	-	-	73,149,393
Information Technology	221,319,854	-	-	221,319,854
Materials	30,004,025	-	-	30,004,025
Short-term Investments	19,658,231	-	-	19,658,231
				$965,918,082

Marsico Growth Fund
Assets
Common Stocks
Consumer Discretionary	$230,364,342	$-	$-	$230,364,342
Consumer Staples	36,217,090	-	-	36,217,090
Energy	33,353,510	-	-	33,353,510
Financials	40,564,311	-	-	40,564,311
Health Care	68,997,926	-	-	68,997,926
Industrials	51,738,417	-	-	51,738,417
Information Technology	154,780,667	-	-	154,780,667
Materials	32,814,910	-	-	32,814,910
Preferred Stocks	10,177,400	-	-	10,177,400
Units	-	7,962,972	-	7,962,972
Short-term Investments	42,134,443	-	-	42,134,443
				$709,105,988

Marsico 21st Century Fund
Assets
Common Stocks
Consumer Discretionary	97,402,625	-	-	97,402,625
Consumer Staples	5,203,296	-	-	5,203,296
Energy	25,010,930	-	-	25,010,930
Financials	34,102,839	-	-	34,102,839
Health Care	41,651,506	-	-	41,651,506
Industrials	39,630,510	-	-	39,630,510
Information Technology	84,615,693	-	-	84,615,693
Materials	13,940,421	-	-	13,940,421
Warrants	303,154	-	-	303,154
Short-term Investments	17,340,967	-	-	17,340,967
				$359,201,941

Marsico International Opportunities Fund
Assets
Common Stocks
Consumer Discretionary	3,638,060	27,177,532	-	30,815,592
Consumer Staples	1,408,904	9,306,860	-	10,715,764
Energy	908,968	3,954,442	-	4,863,410
Financials	1,947,872	13,808,635	-	15,756,507
Health Care	2,454,949	10,467,410	-	12,922,359
Industrials	3,825,635	7,066,406	-	10,892,041
Information Technology	14,952,157	11,834,059	-	26,786,216
Materials	3,215,036	1,402,576	-	4,617,612
Telecommunication Services	1,858,305	6,377,917	-	8,236,222
Short-term Investments	4,983,673	-	-	4,983,673
				$130,589,396

Marsico Flexible Capital Fund
Assets
Common Stocks
Consumer Discretionary	$96,986,983	$5,357,474	$-	$102,344,457
Consumer Staples	3,950,187	7,947,052	-	11,897,239
Energy	35,421,348	-	-	35,421,348
Financials	45,420,528	24,615,875	-	70,036,403
Health Care	45,577,819	-	-	45,577,819
Industrials	46,888,109	-	-	46,888,109
Information Technology	104,396,720	-	-	104,396,720
Materials	8,129,828	-	-	8,129,828
Telecommunication Services	2,782,677	-	-	2,782,677
Corporate Bonds	-	24,381,587	-	24,381,587
Preferred Stock	5,830,693		-	5,830,693
Warrants	598,625	-	-	598,625
Short-term Investments	87,375,625	-	-	87,375,625
				$545,661,130

Marsico Global Fund
Assets
Common Stocks
Consumer Discretionary	9,183,560	5,937,491	-	15,121,051
Consumer Staples	2,068,391	5,002,658	-	7,071,049
Energy	1,793,669	1,590,500	-	3,384,169
Financials	3,762,826	985,138	-	4,747,964
Health Care	3,149,569	1,611,080	-	4,760,649
Industrials	4,355,071	-	-	4,355,071
Information Technology	7,770,772	-	-	7,770,772
Short-term Investments	3,402,911	-	-	3,402,911
				$50,613,636

Marsico Emerging Markets Fund
Assets
Common Stocks
Consumer Discretionary	315,349	817,249	-	1,132,598
Consumer Staples	260,470	525,385	-	785,855
Financials	570,791	452,402	-	1,023,193
Health Care	89,888	199,136	-	289,024
Industrials	-	109,452	-	109,452
Information Technology	927,607	251,170	-	1,178,777
Telecommunication Services	-	97,868	-	97,868
Short-term Investments	208,380	-	-	208,380
				$4,825,147

Foreign Currency Translation — The accounting records of the Funds are maintained in US dollars. Values of securities denominated in foreign currencies are translated into US dollars at 4:00 p.m. ET. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Reported realized gains on foreign currency transactions arise from sales of portfolio securities, forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at fiscal year-end. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities at fiscal year-end, resulting from changes in the exchange rates and changes in market prices of securities held. Transactions in foreign-denominated assets may involve greater risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk.

Federal Income Tax Information — Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more likely-than-not” standard that based on the technical merits have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations contained in the Funds’ Annual and Semi-Annual Reports.

The Income Tax Statement requires management of the Funds to analyze all open tax years, fiscal years 2008-2012 as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended June 30, 2012, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At June 30, 2012 gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

				International	Flexible		Emerging
	Focus	Growth	21st Century	Opportunities	Capital	Global	Markets
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Cost of Investments	$739,021,287	$532,736,750	$278,555,965	$117,374,853	$500,581,337	$38,610,539	$4,721,203

Gross Unrealized Appreciation	$245,094,296	$191,664,444	$89,886,543	$18,588,741	$58,532,906	$12,398,012	$277,403
Gross Unrealized Depreciation	(18,197,501)	(15,295,206)	(9,240,567)	(5,374,198)	(13,453,113)	(394,915)	(173,459)

Net Unrealized Appreciation (Depreciation) on investments	$226,896,795	$176,369,238	$80,645,976	$13,214,543	$45,079,793	$12,003,097	$103,944

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

Item 2.  Controls and Procedures

(a)
The registrant’s principal executive officer and principal financial officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the registrant and by the registrant’s service providers.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s fiscal quarter ended June 30, 2012 that materially affected, or were reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

(a)
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit	Description of Exhibit
A	Certificate of Principal Executive Officer
B	Certificate of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Marsico Investment Fund

By:	/s/ Christopher J. Marsico
Christopher J. Marsico
Executive Vice President and Chief Operating Officer

Date:	August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher J. Marsico
Christopher J. Marsico
Executive Vice President and Chief Operating Officer

Date:	August 28, 2012

By:	/s/ Neil L. Gloude
Neil L. Gloude
Vice President, Secretary and Treasurer

Date:	August 28, 2012